Aristotle Floating Rate Income Fund

Schedule of Investments
as of June 30, 2023 (Unaudited)

	CORPORATE BONDS - 6.9%	Principal Amount	Value
	Communications - 1.3%
	Arches Buyer, Inc.
	4.250%, Perpetual Maturity, 12/01/2023 (a)	$2,000,000	$1,742,725
	Uber Technologies, Inc.
	7.500%, 05/15/2025	18,000,000	18,345,708
	8.000%, 11/01/2026	25,470,000	25,986,710
	Total Communications		46,075,143
	Consumer Discretionary - 1.8%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
	6.625%, 07/15/2026	24,327,000	23,116,328
	4.625%, 06/01/2028 (b)	9,000,000	7,587,944
	American Airlines, Inc.
	11.750%, 07/15/2025	16,000,000	17,558,848
	Caesars Entertainment, Inc.
	8.125%, 07/01/2027	7,125,000	7,300,232
	Merlin Entertainments Ltd.
	5.750%, 06/15/2026	9,533,000	9,198,133
	Total Consumer Discretionary		64,761,485
	Financials - 3.0%
	Acrisure LLC / Acrisure Finance, Inc.
	7.000%, 11/15/2025	22,071,000	21,395,321
	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
	6.750%, 04/15/2028	9,275,000	9,208,715
	AssuredPartners, Inc.
	7.000%, Perpetual Maturity, 08/15/2023 (a)	48,566,000	48,024,216
	Cushman & Wakefield US Borrower LLC
	6.750%, 05/15/2028	12,000,000	10,870,800
	Ryan Specialty LLC
	4.375%, 02/01/2030	15,694,000	13,911,946
	Total Financials		103,410,998
	Industrials - 0.2%
	TransDigm, Inc.
	6.250%, 03/15/2026	5,323,000	5,301,776
	Total Industrials		5,301,776
	Technology - 0.6%
	Central Parent, Inc. / CDK Global, Inc.
	7.250%, 06/15/2029	14,365,000	14,218,630
	CoreLogic, Inc.
	4.500%, 05/01/2028	9,250,000	7,467,941
	Total Technology		21,686,571
	TOTAL CORPORATE BONDS (Cost $248,441,172)		241,235,973

	BANK LOANS - 85.9%
	Communications - 1.9%
	Arches Buyer T/L B
	Senior Secured First Lien, 8.503% (1 Month SOFR USD + 3.250%), 12/06/2027 (b)	15,955,017	15,426,507
	Micro Holding (MH Sub and Internet Brands) 2nd Amendment T/L (2017)
	Senior Secured First Lien, 8.904% (1 Month SOFR USD + 3.750%), 09/15/2024 (b)	1,043,035	1,044,099
	Pug T/L B (02/20)
	Senior Secured First Lien, 8.525% (1 Month LIBOR USD + 3.500%), 02/13/2027 (b)	28,315,924	25,329,444
	Pug T/L B2
	Senior Secured First Lien, 9.275% (1 Month LIBOR USD + 4.250%), 02/13/2027 (b)	20,332,600	18,451,835
	Xplornet Communications 2nd Lien T/L (9/21)
	Senior Secured Second Lien, 12.268% (1 Month SOFR USD + 7.000%), 10/01/2029 (b)	10,500,000	5,302,500
	Total Communications		65,554,385
	Consumer Discretionary - 12.4%
	Allied Universal Holdco LLC
	Senior Secured First Lien, 9.784% (CME Term SOFR 1 Month + 4.750%), 05/11/2028 (b)(c)	30,375,000	29,742,289
	Allied Universal Services T/L (4/21)
	Senior Secured First Lien, 9.003% (1 Month SOFR USD + 3.750%), 05/14/2028 (b)	24,884,529	24,234,794
	Carnival Corp. (Carnival Finance) T/L (10/21)
	Senior Secured First Lien, 8.404% (1 Month SOFR USD + 3.250%), 10/18/2028 (b)	24,985,740	24,808,716
	Carnival T/L (USD)
	Senior Secured First Lien, 8.025% (1 Month SOFR USD + 3.000%), 06/30/2025 (b)	28,431,285	28,417,922
	Chariot Buyer LLC
	Senior Secured First Lien, 8.090% (1 Month LIBOR USD + 3.500%), 11/03/2028 (b)(c)	14,000,000	13,706,280
	ClubCorp Holdings T/L B
	Senior Secured First Lien, 7.904% (1 Month LIBOR USD + 2.750%), 09/18/2024 (b)	57,890,591	55,667,882
	CNT Holdings I Corp.
	Senior Secured First Lien, 8.459% (CME Term SOFR 1 Month + 3.500%), 11/08/2027 (b)(c)	417,837	416,740
	CNT Holdings I 2nd Lien T/L (1-800 Contacts/Oculus)
	Senior Secured Second Lien, 10.489% (3 Month SOFR USD + 6.750%), 11/06/2028 (b)	38,390,111	36,982,346
	Fertitta Entertainment T/L B (Golden Nugget / Landrys)
	Senior Secured First Lien, 9.153% (1 Month SOFR USD + 4.000%), 01/27/2029 (b)	25,484,731	25,200,704
	Hunter Douglas T/L B-1 (USD)
	Senior Secured First Lien, 8.666% (3 Month SOFR USD + 3.500%), 02/25/2029 (b)	13,621,532	12,987,313
	Mavis Tire Express Services Topco T/L B
	Senior Secured First Lien, 9.268% (1 Month SOFR USD + 4.000%), 05/04/2028 (b)	36,619,301	36,356,192
	MIC Glen 2nd Lien T/L (K-Mac)
	Senior Secured Second Lien, 11.590% (1 Month SOFR USD + 6.750%), 07/21/2029 (b)(d)	4,750,000	4,409,591
	PPV Intermediate 8/22 T/L (08/22)
	Senior Secured First Lien, 10.879% (3 Month SOFR USD + 5.750%), 08/31/2023 (b)	17,644,013	17,026,472
	Senior Secured First Lien, 10.916% (3 Month SOFR USD + 5.750%), 08/31/2023 (b)	466,019	449,709
	Senior Secured First Lien, 11.014% (3 Month SOFR USD + 5.750%), 08/31/2029 (b)	1,889,968	1,823,819
	Spin Holdco T/L 3/21 (Coinmach/CSC ServiceWorks/Air-Serv)
	Senior Secured First Lien, 9.230% (3 Month LIBOR USD + 4.000%), 03/04/2028 (b)	34,972,308	30,188,621
	SRS Distribution Incremental T/L (1/22)
	Senior Secured First Lien, 8.753% (1 Month SOFR USD + 3.500%), 06/04/2028 (b)	4,718,234	4,615,046
	SRS Distribution T/L B
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 06/04/2028 (b)	49,521,400	48,225,177
	SWF Holdings T/L (Springs Windows)
	Senior Secured First Lien, 8.752% (1 Month SOFR USD + 4.000%), 10/06/2028 (b)	28,803,421	23,402,780
	Wand NewCo 3 (Caliber Collision) T/L B-1
	Senior Secured First Lien, 7.943% (1 Month LIBOR USD + 2.750%), 07/31/2023 (b)	10,185,782	10,117,181
	Senior Secured First Lien, 7.943% (1 Month LIBOR USD + 2.750%), 07/31/2023 (b)	4,987,424	4,953,834
	Senior Secured First Lien, 2.996% (1 Month LIBOR USD + 2.750%), 07/31/2023 (b)	1,822,507	1,810,232
	Total Consumer Discretionary		435,543,640
	Consumer Staples - 2.5%
	Naked Juice T/L (Bengal Debt Merger/Tropicana)
	Senior Secured First Lien, 8.592% (3 Month SOFR USD + 3.250%), 09/29/2023 (b)	12,545,738	11,716,025
	Senior Secured First Lien, 8.452% (1 Month SOFR USD + 3.250%), 01/24/2029 (b)	31,761	29,661
	Sunshine Luxembourg T/L B-3 (Nestle/Galderma) (3/21)
	Senior Secured First Lien, 8.909% (3 Month SOFR USD + 3.750%), 10/02/2026 (b)	75,059,185	74,778,088
	Total Consumer Staples		86,523,774
	Energy - 0.5%
	Traverse Midstream Partners LLC
	Senior Secured First Lien, 8.726% (CME Term SOFR 1 Month + 3.750%), 02/16/2028 (b)(c)	18,962,102	18,831,737
	Total Energy		18,831,737
	Financials - 13.1%
	Acrisure Incremental T/L (11/21)
	Senior Secured First Lien, 9.404% (1 Month LIBOR USD + 4.250%), 02/15/2027 (b)	67,123,733	65,921,210
	Acrisure T/L B (1/20)
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 02/15/2027 (b)	9,052,303	8,810,652
	Alliant Holdings T/L B5 (02/23)
	Senior Secured First Lien, 8.559% (1 Month SOFR USD + 3.500%), 11/06/2027 (b)	6,718,630	6,685,978
	Apex Group 12/22 Incremental T/L
	Senior Secured First Lien, 9.986% (3 Month SOFR USD + 5.000%), 07/27/2028 (b)	20,741,094	20,663,315
	Apex Group Treasury T/L (07/21) (USD)
	Senior Secured First Lien, 9.074% (3 Month LIBOR USD + 3.750%), 07/27/2028 (b)	28,013,871	27,698,715
	AssuredPartners Incremental T/L (7/21)
	Senior Secured First Lien, 8.768% (1 Month SOFR USD + 3.500%), 02/13/2027 (b)	18,475,530	18,321,629
	AssuredPartners T/L (1/22)
	Senior Secured First Lien, 8.653% (1 Month SOFR USD + 3.500%), 02/13/2027 (b)	21,421,969	21,256,805
	AssuredPartners T/L B (11/22)
	Senior Secured First Lien, 9.403% (1 Month SOFR USD + 4.250%), 02/13/2027 (b)	29,777,194	29,763,348
	AssuredPartners T/L B (2/20)
	Senior Secured First Lien, 8.768% (1 Month SOFR USD + 3.500%), 02/13/2027 (b)	4,229,125	4,202,249
	Broadstreet Partners T/L B3 Incremental
	Senior Secured First Lien, 9.160% (1 Month SOFR USD + 4.000%), 01/26/2029 (b)	15,500,000	15,441,875
	Cushman & Wakefield U.S. Borrower T/L B (1/20)
	Senior Secured First Lien, 7.590% (1 Month SOFR USD + 2.750%), 08/21/2025 (b)	4,356,793	4,326,840
	Deerfield Dakota 2nd Lien T/L (Duff & Phelps) (4/21)
	Senior Secured Second Lien, 11.909% (3 Month LIBOR USD + 6.750%), 04/14/2028 (b)	50,320,838	47,191,636
	Deerfield Dakota Holding T/L (04/20)
	Senior Secured First Lien, 8.648% (3 Month SOFR USD + 3.750%), 04/09/2027 (b)	50,162,891	48,810,249
	HUB International Ltd.
	Senior Secured First Lien, 9.400% (CME Term SOFR 1 Month + 4.250%), 06/20/2030 (b)(c)	98,000,000	98,333,690
	Hyperion Insurance Incremental T/L B
	Senior Secured First Lien, 9.153% (1 Month SOFR USD + 4.000%), 04/18/2030 (b)	10,355,938	10,349,465
	Hyperion Refinance T/L (1/21) (Hyperion Insurance/Howden)
	Senior Secured First Lien, 8.438% (1 Month LIBOR USD + 3.250%), 11/12/2027 (b)	25,060,742	24,966,764
	USI, Inc. of NY
	Senior Secured First Lien, 8.409% (CME Term SOFR 3 Month + 3.250%), 12/02/2026 (b)(c)	997,420	998,433
	USI T/L 11/22 (NY Cominv)
	Senior Secured First Lien, 8.648% (3 Month SOFR USD + 3.750%), 11/22/2029 (b)	4,508,491	4,508,085
	Total Financials		458,250,938
	Health Care - 9.9%
	Bausch & Lomb T/L
	Senior Secured First Lien, 8.592% (3 Month SOFR USD + 3.250%), 05/10/2027 (b)	38,702,958	37,638,627
	EyeCare Partners T/L (08/22)
	Senior Secured First Lien, 9.753% (1 Month SOFR USD + 4.500%), 11/15/2028 (b)	248,750	184,903
	EyeCare Partners T/L (10/21)
	Senior Secured First Lien, 8.590% (3 Month SOFR USD + 3.750%), 11/15/2028 (b)	4,676,394	3,400,136
	Heartland Dental 2023 New T/L
	Senior Secured First Lien, 10.057% (1 Month SOFR USD + 5.000%), 04/30/2028 (b)	12,819,472	12,397,455
	Midwest Veterinary Partners T/L (4/21) (Mission)
	Senior Secured First Lien, 9.154% (1 Month LIBOR USD + 4.000%), 04/30/2028 (b)	50,407,827	49,126,712
	Milano Acquisition T/L B
	Senior Secured First Lien, 8.998% (3 Month SOFR USD + 4.000%), 10/01/2027 (b)	14,398,643	14,200,662
	Packaging Coordinators Midco T/L B (09/20) (PCI Pharma)
	Senior Secured First Lien, 8.659% (3 Month LIBOR USD + 3.500%), 11/30/2027 (b)	10,793,416	10,659,361
	Pathway Vet Alliance LLC
	Senior Secured First Lien, 8.904% (3 Month LIBOR USD + 3.750%), 03/31/2027 (b)(c)	77,226,316	68,409,774
	Pearl Intermediate T/L (PetVet Care/ Romulus Merger)
	Senior Secured First Lien, 7.904% (1 Month LIBOR USD + 2.750%), 02/14/2025 (b)	13,001,790	12,614,467
	Pearl Intermediate T/L 2nd Lien (Petvet Care/Romulus)
	Senior Secured Second Lien, 11.404% (1 Month LIBOR USD + 6.250%), 02/15/2026 (b)	38,983,221	35,815,834
	PetVet Care Centers T/L (01/21)
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 02/15/2025 (b)	63,365,181	62,192,925
	PetVet Care T/L (11/18) (Pearl Intermediate)
	Senior Secured First Lien, 8.404% (1 Month LIBOR USD + 3.250%), 02/14/2025 (b)	5,644,293	5,501,436
	Southern Veterinary Partners T/L (9/20)
	Senior Secured First Lien, 9.025% (1 Month SOFR USD + 4.000%), 10/05/2027 (b)	34,988,028	34,477,728
	Total Health Care		346,620,020
	Industrials - 20.3%
	BCPE Empire Holdings T/L 5/23 (Imperial Bag & Paper/Imperial Dade)
	Senior Secured First Lien, 9.844% (1 Month SOFR USD + 4.750%), 12/23/2028 (b)	39,598,441	39,555,279
	Brown Group Holding T/L B-2 (Signature Aviation/BBA Aviation)
	Senior Secured First Lien, 8.852% (1 Month SOFR USD + 3.750%), 07/31/2023 (b)	466,013	465,680
	Senior Secured First Lien, 8.795% (3 Month SOFR USD + 3.750%), 07/31/2023 (b)	13,529,959	13,520,285
	Senior Secured First Lien, 9.014% (3 Month SOFR USD + 3.750%), 08/31/2023 (b)	4,701,918	4,698,555
	Crosby US Acquisition T/L B
	Senior Secured First Lien, 9.921% (3 Month SOFR USD + 4.750%), 06/27/2026 (b)	13,405,637	13,342,764
	Crosby U.S. T/L (10/22)
	Senior Secured First Lien, 10.071% (3 Month SOFR USD + 5.000%), 06/27/2026 (b)	30,060,000	29,890,913
	Dynasty Acquisition Co. T/L B1 (2/20) (Standard Aero)
	Senior Secured First Lien, 8.753% (1 Month SOFR USD + 3.500%), 04/08/2026 (b)	43,217,449	42,920,329
	Dynasty Acquisition T/L (Standard Aero) 2/20 B2(CAD)
	Senior Secured First Lien, 8.753% (1 Month SOFR USD + 3.500%), 04/08/2026 (b)	23,210,410	23,050,839
	EMRLD Borrower T/L B
	Senior Secured First Lien, 8.417% (3 Month SOFR USD + 3.000%), 05/31/2030 (b)	31,724,771	31,764,427
	Engineered Components T/L (CentroMotion) (6/21)
	Senior Secured First Lien, 11.146% (1 Month LIBOR USD + 6.000%), 08/02/2028 (b)	9,357,500	9,369,197
	Engineered Machinery Holdings 2nd Lien T/L
	Senior Secured Second Lien, 11.159% (3 Month LIBOR USD + 6.000%), 05/21/2029 (b)	4,750,000	4,453,125
	Engineered Machinery Incremental T/L (5/21)
	Senior Secured Second Lien, 11.659% (3 Month LIBOR USD + 6.500%), 05/21/2029 (b)	1,860,812	1,744,512
	Filtration Group Corp.
	Senior Secured First Lien, 8.025% (3 Month LIBOR USD + 3.000%), 03/29/2025 (b)(c)	5,700,000	5,702,394
	Filtration Group T/L 2023 Extended Dollar
	Senior Secured First Lien, 9.462% (1 Month SOFR USD + 4.250%), 10/24/2028 (b)	29,219,157	29,252,029
	Flynn Canada TL (07/21)
	Senior Secured First Lien, 9.375% (1 Month SOFR USD + 4.500%), 07/29/2028 (b)	9,623,240	8,925,556
	GFL Environmental T/L (1/23)
	Senior Secured First Lien, 8.145% (3 Month SOFR USD + 3.000%), 05/31/2027 (b)	1,174,436	1,176,773
	Kenan Advantage Group T/L (04/23)
	Senior Secured First Lien, 8.548% (6 Month SOFR USD + 4.428%), 03/24/2026 (b)	6,000,000	6,003,750
	KKR Apple Bidco T/L Incremental (Atlantic Aviation)
	Senior Secured First Lien, 9.153% (1 Month SOFR USD + 4.000%), 09/23/2028 (b)	40,910,568	40,757,154
	LaserShip T/L (4/21) (ASP LS Acquisition)
	Senior Secured First Lien, 9.659% (3 Month LIBOR USD + 4.500%), 05/07/2028 (b)	29,997,585	24,897,996
	LTI Holdings T/L B
	Senior Secured First Lien, 8.525% (1 Month LIBOR USD + 3.500%), 09/06/2025 (b)	24,353,220	23,448,741
	PECF USS Intermediate Holding III T/L B (United Site)
	Senior Secured First Lien, 8.885% (3 Month LIBOR USD + 4.250%), 12/15/2028 (b)	11,577,380	9,541,208
	Pro Mach Group T/L B (08/21)
	Senior Secured First Lien, 9.025% (1 Month LIBOR USD + 4.000%), 08/31/2028 (b)	26,248,563	26,218,639
	Pro Mach Group T/L (12/22)
	Senior Secured First Lien, 10.082% (1 Month SOFR USD + 5.000%), 08/31/2028 (b)	6,550,000	6,574,563
	Radwell Parent LLC
	Senior Secured First Lien, 11.205% (CME Term SOFR 1 Month + 6.525%), 04/01/2029 (b)(c)	5,200,321	5,109,315
	Radwell Parent T/L
	Senior Secured First Lien, 11.205% (3 Month SOFR USD + 6.525%), 04/01/2029 (b)	38,709,464	38,032,048
	Roper Industrial T/L USD (Roper Technologies/Indicor)
	Senior Secured First Lien, 9.398% (3 Month SOFR USD + 4.500%), 11/22/2029 (b)	46,124,000	45,997,851
	SPX Flow T/L
	Senior Secured First Lien, 9.753% (1 Month SOFR USD + 4.500%), 04/05/2029 (b)	23,248,644	23,006,509
	Star US Bidco T/L B (Sundyne)
	Senior Secured First Lien, 9.275% (1 Month SOFR USD + 4.250%), 03/17/2027 (b)	15,689,823	15,470,165
	Titan Acquisition T/L (Husky IMS)
	Senior Secured First Lien, 8.151% (6 Month LIBOR USD + 3.000%), 03/28/2025 (b)	53,078,709	51,939,640
	TransDigm T/L H
	Senior Secured First Lien, 8.148% (3 Month SOFR USD + 3.250%), 02/22/2027 (b)	62,997,807	63,092,933
	TransDigm T/L I (02/23)
	Senior Secured First Lien, 8.148% (3 Month SOFR USD + 3.250%), 08/24/2028 (b)	56,851,032	56,884,006
	USIC Holdings 2nd Lien T/L (US Infrastructure) (5/21)
	Senior Secured Second Lien, 11.654% (1 Month LIBOR USD + 6.500%), 05/14/2029 (b)	10,678,783	9,788,866
	USIC Holdings T/L (05/21)
	Senior Secured First Lien, 8.654% (1 Month LIBOR USD + 3.500%), 05/14/2028 (b)	6,042,927	5,745,827
	Total Industrials		712,341,868
	Materials - 5.4%
	Charter Next Generation T/L
	Senior Secured First Lien, 9.018% (1 Month SOFR USD + 3.750%), 12/01/2027 (b)	41,947,548	41,672,372
	Herens Holdco USD T/L B (Lonza Group/Lonza Specialty) (4/21)
	Senior Secured First Lien, 8.730% (3 Month SOFR USD + 3.925%), 07/03/2028 (b)	24,100,116	20,511,850
	LABL (Multi-Color) USD T/L (10/21)
	Senior Secured First Lien, 10.253% (1 Month SOFR USD + 5.000%), 10/29/2028 (b)	33,803,300	33,526,620
	Nouryon Finance (AkzoNobel Specialty) T/L B (03/23)
	Senior Secured First Lien, 8.990% (3 Month SOFR USD + 4.000%), 04/03/2028 (b)	9,000,000	8,958,735
	PMHC II T/L (Prince International/Chromaflo/Ferro) (02/22)
	Senior Secured First Lien, 9.304% (3 Month SOFR USD + 4.250%), 04/21/2029 (b)	14,519,170	12,839,519
	Pregis Topco Incremental T/L No.3 TLS (6/21)
	Senior Secured First Lien, 8.904% (1 Month LIBOR USD + 3.750%), 08/01/2026 (b)	8,321,294	8,261,506
	Pretium PKG Holdings T/L (9/21)
	Senior Secured First Lien, 9.219% (3 Month LIBOR USD + 4.000%), 07/06/2023 (b)(d)	16,534,802	12,465,009
	Senior Secured First Lien, 9.513% (1 Month LIBOR USD + 4.000%), 10/02/2028 (b)(d)	5,362,275	4,042,431
	Pretium PKG Holdings 2nd Lien T/L (9/21)
	Senior Secured Second Lien, 11.969% (3 Month LIBOR USD + 6.750%), 07/06/2023 (b)(d)	4,198,983	2,272,721
	Senior Secured Second Lien, 12.263% (3 Month LIBOR USD + 6.750%), 09/08/2023 (b)(d)	4,198,983	2,272,721
	Proampac PG Borrower T/L (10/20) (Prolamina)
	Senior Secured First Lien, 8.927% (6 Month LIBOR USD + 3.750%), 07/03/2023 (b)	10,805,621	10,711,126
	Senior Secured First Lien, 8.998% (3 Month SOFR USD + 3.750%), 11/03/2025 (b)	32,752,660	32,466,238
	Senior Secured First Lien, 9.141% (3 Month SOFR USD + 3.750%), 11/03/2025 (b)	431,027	427,258
	Starfruit US Holdco T/L B (AkzoNobel Specialty Chemicals)
	Senior Secured First Lien, 7.895% (3 Month SOFR USD + 2.750%), 10/01/2025 (b)	721,247	722,058
	Total Materials		191,150,164
	Technology - 19.4%
	Almonde (Misys) T/L B
	Senior Secured First Lien, 8.655% (2 Month LIBOR USD + 3.500%), 06/13/2024 (b)	64,052,366	61,740,396
	Applied Systems 2nd Lien T/L (2/21)
	Senior Secured Second Lien, 11.648% (3 Month SOFR USD + 6.750%), 09/19/2027 (b)	55,631,754	55,788,357
	Applied Systems, Inc. T/L (11/22)
	Senior Secured First Lien, 9.398% (3 Month SOFR USD + 4.500%), 09/19/2026 (b)	55,023,043	55,165,003
	Central Parent T/L B (CDK Global / ADP)
	Senior Secured First Lien, 9.148% (3 Month SOFR USD + 4.250%), 07/06/2029 (b)	42,290,257	42,221,324
	CoreLogic, Inc.
	Senior Secured Second Lien, 11.688% (1 Month LIBOR USD + 6.500%), 06/04/2029 (b)(c)	22,677,823	18,482,426
	CoreLogic T/L (4/21)
	Senior Secured First Lien, 8.688% (1 Month LIBOR USD + 3.500%), 06/02/2028 (b)	15,075,966	13,647,518
	Dun & Bradstreet T/L (Star Merger)
	Senior Secured First Lien, 8.410% (1 Month SOFR USD + 3.250%), 02/08/2026 (b)	14,126,278	14,156,296
	Epicor Software 2nd Lien T/L (7/20)
	Senior Secured Second Lien, 13.003% (1 Month SOFR USD + 7.750%), 07/31/2028 (b)	87,033,991	87,288,130
	Peraton Corp. 2nd Lien T/L B1
	Senior Secured Second Lien, 12.089% (3 Month SOFR USD + 7.750%), 02/01/2029 (b)	20,262,188	19,692,314
	Peraton T/L B
	Senior Secured First Lien, 9.003% (1 Month SOFR USD + 3.750%), 02/01/2028 (b)	11,571,373	11,391,612
	Polaris Newco (Solera) USD T/L B
	Senior Secured First Lien, 9.159% (3 Month LIBOR USD + 4.000%), 06/04/2028 (b)	32,454,877	29,966,562
	RealPage (Project Royal) 2nd Lien T/L
	Senior Secured Second Lien, 11.525% (1 Month LIBOR USD + 6.500%), 04/22/2029 (b)	66,273,525	64,395,664
	Sophia (Datatel/Ellucian) 2nd Lien T/L
	Senior Secured Second Lien, 13.159% (3 Month LIBOR USD + 8.000%), 10/07/2028 (b)	31,011,930	30,992,548
	Sovos Compliance T/L (8/21)
	Senior Secured First Lien, 7.615% (1 Month SOFR USD + 4.500%), 08/12/2028 (b)	50,322,317	48,682,312
	UKG, Inc.
	Senior Secured First Lien, 9.877% (CME Term SOFR 1 Month + 4.500%), 05/04/2026 (b)(c)	26,750,000	26,744,516
	UKG (Ultimate Software) T/L (12/21)
	Senior Secured First Lien, 8.271% (3 Month SOFR USD + 3.250%), 05/03/2026 (b)	44,815,021	44,049,356
	UKG (Ultimate Software) T/L (5/19)
	Senior Secured First Lien, 8.895% (3 Month SOFR USD + 3.750%), 05/03/2026 (b)	34,680,944	34,264,947
	UKG T/L 2nd Lien (Ultimate Software)
	Senior Secured Second Lien, 10.032% (3 Month SOFR USD + 5.250%), 05/03/2027 (b)	20,611,128	20,044,322
	Total Technology		678,713,603
	Utilities - 0.5%
	PG&E Corp. T/L
	Senior Secured First Lien, 7.875% (1 Month SOFR USD + 3.000%), 06/23/2025 (b)	18,684,109	18,704,101
	Total Utilities		18,704,101
	TOTAL BANK LOANS (Cost $3,064,935,003)		3,012,234,230

	EXCHANGE TRADED FUNDS - 1.2%	Shares	Value
	Invesco Senior Loan ETF	480,245	10,104,355
	SPDR Bloomberg Short Term High	1,223,830	30,228,601
	TOTAL EXCHANGE TRADED FUNDS (Cost $40,010,741)		40,332,956

	SHORT TERM INVESTMENTS - 9.8%
	U.S. Bank Money Market Deposit Account - 5.10% (e)	344,943,803	344,943,803
	TOTAL SHORT TERM INVESTMENTS (Cost $344,943,803)		344,943,803

	TOTAL INVESTMENTS - 103.8% (Cost $3,698,330,719)		3,638,746,962
	Liabilities in Excess of Other Assets - (3.8)%		(132,247,707)
	TOTAL NET ASSETS - 100.0%		$3,506,499,255

	Percentages are stated as a percent of net assets.

	CME - Chicago Mercantile Exchange
	LIBOR - London Interbank Offered Rate
	SOFR - Secured Overnight Financing Rate

(a)	Perpetual maturity. The date disclosed is the next call date of the security.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of June 30, 2023.

(c)	All or a portion of this bank loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(d)	This security has been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $25,462,473, which represents 0.73% of total net assets.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of June 30, 2023.

Aristotle Funds Series Trust
NOTES TO SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2023, in valuing the Fund’s assets carried at fair value:

Aristotle Core Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$222,987,910	$-	$-	$222,987,910
	Real Estate Investment Trusts	3,053,402	-	-	3,053,402
	Short Term Investments	4,113,155	-	-	4,113,155
	Total Investments	$230,154,467	$-	$-	$230,154,467

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Core Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$691,104,303	$-	$691,104,303
	Asset-Backed Securities	-	165,271,317	-	165,271,317
	Bank Loans[1]	-	151,325,971	-	151,325,971
	Collateralized Loan Obligations	-	95,601,653	-	95,601,653
	Mortgage Backed Securities	-	49,649,429	-	49,649,429
	U.S. Treasury Obligations	-	289,824,048	-	289,824,048
	Short Term Investments	76,378,667	-	-	76,378,667
	Total Investments	$76,378,667	$1,442,776,721	$-	$1,519,155,388

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle ESG Core Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$15,287,529	$-	$15,287,529
	Asset-Backed Securities	-	3,137,065	-	3,137,065
	Collateralized Loan Obligations	-	1,633,899	-	1,633,899
	Mortgage Backed Securities	-	683,619	-	683,619
	U.S. Treasury Obligations	-	5,385,137	-	5,385,137
	Short Term Investments	499,763	-	-	499,763
	Total Investments	$499,763	$26,127,249	$-	$26,627,012

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Floating Rate Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$241,235,973	$-	$241,235,973
	Bank Loans[1]	-	3,012,234,230	-	3,012,234,230
	Exchange Traded Funds	40,332,956	-	-	40,332,956
	Short Term Investments	344,943,803	-	-	344,943,803
	Total Investments	$385,276,759	$3,253,470,203	$-	$3,638,746,962

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Growth Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$237,231,041	$-	$-	$237,231,041
	Real Estate Investment Trusts	2,755,038	-	-	2,755,038
	Short Term Investments	649,915	-	-	649,915
	Total Investments	$240,635,994	$-	$-	$240,635,994

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle High Yield Bond Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$67,443,317	$-	$67,443,317
	Asset-Backed Securities	-	167,606	-	167,606
	Bank Loans[1]	-	3,884,095	-	3,884,095
	Collateralized Loan Obligations	-	3,987,269	-	3,987,269
	Common Stocks	-	5,081	-	5,081
	Exchange Traded Funds	3,349,582	-	-	3,349,582
	Short Term Investments	7,019,952	-	-	7,019,952
	Total Investments	$10,369,534	$75,487,368	$-	$85,856,902

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle International Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$171,988,471	$-	$-	$171,988,471
	Short Term Investments	4,014,882	-	-	4,014,882
	Total Investments	$176,003,353	$-	$-	$176,003,353

[1]	For a detailed break-out of these securities by country classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Aggressive Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$146,792,996	$-	$-	$146,792,996
	Exchange Traded Funds	123,229,459	-	-	123,229,459
	Short Term Investments	732,005	-	-	732,005
	Total Investments	$270,754,460	$-	$-	$270,754,460

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$132,026,839	$-	$-	$132,026,839
	Exchange Traded Funds	30,887,995	-	-	30,887,995
	Short Term Investments	264,382	-	-	264,382
	Total Investments	$163,179,216	$-	$-	$163,179,216

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Growth Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$396,660,779	$-	$-	$396,660,779
	Exchange Traded Funds	268,546,978	-	-	268,546,978
	Short Term Investments	1,660,091	-	-	1,660,091
	Total Investments	$666,867,848	$-	$-	$666,867,848

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Conservative Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$169,970,495	$-	$-	$169,970,495
	Exchange Traded Funds	55,172,383	-	-	55,172,383
	Short Term Investments	351,291	-	-	351,291
	Total Investments	$225,494,169	$-	$-	$225,494,169

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Portfolio Optimization Moderate Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Affiliated Investments	$540,987,609	$-	$-	$540,987,609
	Exchange Traded Funds	220,123,503	-	-	220,123,503
	Short Term Investments	1,370,598	-	-	1,370,598
	Total Investments	$762,481,710	$-	$-	$762,481,710

*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Short Duration Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$542,188,619	$-	$542,188,619
	Asset-Backed Securities	-	197,044,046	-	197,044,046
	Bank Loans[1]	-	142,057,144	-	142,057,144
	Collateralized Loan Obligations	-	79,761,860	-	79,761,860
	U.S. Treasury Obligations	-	167,702,736	-	167,702,736
	Short Term Investments	12,512,122	-	-	12,512,122
	Total Investments	$12,512,122	$1,128,754,405	$-	$1,141,266,527

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Small Cap Equity Fund II
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$24,949,013	$-	$-	$24,949,013
	Real Estate Investment Trusts[1]	1,159,774	-	-	1,159,774
	Closed End Funds	184,368	-	-	184,368
	Exchange Traded Funds	722,133	-	-	722,133
	Short Term Investments	164,040	-	-	164,040
	Total Investments	$27,179,328	$-	$-	$27,179,328

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Small/Mid Cap Equity Fund
		Level 1	Level 2*	Level 3**	Total
	Investments
	Common Stocks[1]	$55,926,496	$-	$-	$55,926,496
	Real Estate Investment Trusts[1]	1,574,799	-	-	1,574,799
	Closed End Funds	474,506	-	-	474,506
	Exchange Traded Funds	405,938	-	-	405,938
	Short Term Investments	2,013,553	-	-	2,013,553
	Total Investments	$60,395,292	$-	$-	$60,395,292

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 securities at period end.
**	The Fund did not hold any Level 3 securities at period end.

Aristotle Strategic Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$1,177,623,937	$-	$1,177,623,937
	Asset-Backed Securities	-	12,358,962	-	12,358,962
	Bank Loans[1]	-	246,483,078	-	246,483,078
	Collateralized Loan Obligations	-	79,253,282	-	79,253,282
	U.S. Treasury Obligations	-	44,015,713	-	44,015,713
	Common Stocks	-	29,053	-	29,053
	Short Term Investments	73,888,376	-	-	73,888,376
	Total Investments	$73,888,376	$1,559,764,025	$-	$1,633,652,401

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Aristotle Ultra Short Income Fund
		Level 1	Level 2	Level 3*	Total
	Investments
	Corporate Bonds[1]	$-	$34,119,854	$-	$34,119,854
	Asset-Backed Securities	-	6,519,039	-	6,519,039
	Bank Loans[1]	-	2,705,305	-	2,705,305
	Collateralized Loan Obligations	-	10,118,524	-	10,118,524
	U.S. Treasury Obligations	-	7,667,891	-	7,667,891
	Short Term Investments	4,247,803	-	-	4,247,803
	Total Investments	$4,247,803	$61,130,613	$-	$65,378,416

[1]	For a detailed break-out of these securities by major sector classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.